Contractual Assets with Customers - Exclusive Rights	12 Months Ended
Dec. 31, 2022
Receivables from contracts with customers [abstract]
Contractual Assets with Customers - Exclusive Rights
12 Contractual assets with customers - exclusivity rights

Refers to exclusivity rights reimbursements of Ipiranga’s agreements with reseller service stations and major customers that are recognized at the time of their occurrence and recognized as reductions of the revenue from sales and services in the statement of income according to the conditions established in the agreement, being reviewed as changes occurs under the terms of the agreements. The contract amortization occurs in accordance with the contractual terms of costumer performance.

Changes are shown below:

Balance as of December 31, 2019	1,465,989
Additions	549,085
Amortization	(289,436)
Transfer	(19,307)
Balance as of December 31, 2020	1,706,331
Additions	689,986
Amortization	(282,521)
Transfers	(34,570)
Balance as of December 31, 2021	2,079,226
Additions	637,502
Amortization	(504,907)
Transfers	(6,230)
Balance as of December 31, 2022	2,205,591
Current	614,112
Non-current	1,591,479